Financial Instruments and Risk Management - Schedule of Foreign Currency Against the Functional Currencies (Details) - Foreign Exchange Rate Risk [Member]	12 Months Ended
Oct. 31, 2025 USD ($)
Schedule of Foreign Currency Against the Functional Currencies [Line Items]
Cash and cash equivalents	$ 163,342
Amounts receivable	29,661
Accounts payable and accrued liabilities	(171,377)
Due to related parties	(40,232)
Total foreign currency financial assets and liabilities	(18,606)
Impact of a 10% strengthening or weakening of foreign exchange rate	$ (1,861)